Events after the reporting date	12 Months Ended
Dec. 31, 2017
Events After Reporting Period [Abstract]
Events after the reporting date
Events after the reporting date
On February 14, 2018, the Company signed a contract to sell its real estate in Bupyeong (South Korea).Title transfer will occur after both sides meet certain agreed conditions; the transaction will be complete after related site demolition and remediation are performed which is expected to be completed by end of 2018. The agreed sales price is expected to at least cover the carrying value of land and buildings as well as the expected cost to be incurred to fulfill our remediation obligation.

Luxembourg, February 22, 2018
Orion Engineered Carbons S.A.
The Management

Jack Clem	Charles Herlinger